Long-Term Investments (Details) - Schedule of Statement of Operation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BioFirst [Member] | BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 30,162	$ 26,693
Gross profit	8,239	8,348
Net loss	(1,274,539)	(2,276,892)
Share of losses from investments accounted for using the equity method		(269,844)
Rgene [Member] | Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Gross profit
Net loss	(1,550,123)	(576,514)
Share of losses from investments accounted for using the equity method